Schedule of Loans with Related Parties (Details) (Parenthetical) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Guarantor and Issuer, Guaranteed Security [Line Items]
Accrued interest			$ 1,004,319
JSKS enterprises pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Accrued interest	$ 1,050,824	$ 1,164,860
American Physicians LLC [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Accrued interest	$ 24,964	$ 24,964